Accrued Expenses and Other Current Liabilities (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses and Other Current Liabilities
Compensation and benefits		$ 859,444	$ 745,820
Clinical trial fees		762,687	269,367
Other research and development expenses		507,845	164,777
Professional services		24,005	60,855
Other accrued expenses and other current liabilities		4,811	40,841
Total accrued expenses and other current liabilities	$ 3,595,717	$ 2,158,792	$ 1,281,660